Summary of significant accounting policies (Details 1) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Component of basic and diluted EPS
Net income (loss) available for common shareholders (A)	$ (44,016)	$ 630,492
Weighted average outstanding shares of ordinary shares (B) basic	1,077,719	527,569
Weighted average outstanding ordinary shares (B) diluted	1,077,719	1,046,023
Earnings per share
(Loss) earnings per ordinary share - basic (A/B)	$ (0.04)	$ 1.20
(Loss) earnings per ordinary share - diluted (A/B)	$ (0.04)	$ 0.60